Document and Entity Information	Total
Risk/Return:
Registrant Name	VOLUMETRIC FUND INC
Registrant CIK	0000792394
SEC Form	497
Period end date	Apr. 20, 2018
Amendment Flag	false
Prospectus Date	Apr. 20, 2018
Document Creation Date	Apr. 20, 2018
Document Effective Date	Apr. 20, 2018